Portfolio of Trading Securities (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 INR (₨)
Schedule of Trading Securities and Other Trading Assets [Line Items]
Amortized Cost	₨ 265,011.1	$ 3,831.9	₨ 167,433.1
Gross Unrealized Gains	506.2	7.3	89.2
Gross Unrealized Losses	1.2	0.0	8.4
Fair Value	265,516.1	$ 3,839.2	167,513.9
Debt Securities
Schedule of Trading Securities and Other Trading Assets [Line Items]
Amortized Cost	168,075.5		75,944.5
Gross Unrealized Gains	179.0		81.8
Gross Unrealized Losses	1.2		8.4
Fair Value	168,253.3		76,017.9
Debt Securities | Government of India securities
Schedule of Trading Securities and Other Trading Assets [Line Items]
Amortized Cost	134,084.9		25,962.2
Gross Unrealized Gains	163.2		19.0
Gross Unrealized Losses	0.1		8.0
Fair Value	134,248.0		25,973.2
Debt Securities | Other corporate/financial institution securities
Schedule of Trading Securities and Other Trading Assets [Line Items]
Amortized Cost	33,990.6		49,982.3
Gross Unrealized Gains	15.8		62.8
Gross Unrealized Losses	1.1		0.4
Fair Value	34,005.3		50,044.7
Other securities (including mutual fund units)
Schedule of Trading Securities and Other Trading Assets [Line Items]
Amortized Cost	96,935.6		91,488.6
Gross Unrealized Gains	327.2		7.4
Gross Unrealized Losses	0.0		0.0
Fair Value	₨ 97,262.8		₨ 91,496.0